Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits
Deposits
At December 31, 2018 and 2017, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2018	2017
Non-interest bearing	$1,804,881	$1,633,941
Interest bearing	4,455,979	4,183,385
Total	$6,260,860	$5,817,326

At December 31, 2018, the maturities of time deposits were as follows:

(In thousands)
2019	$670,674
2020	248,938
2021	55,873
2022	47,190
2023	20,405
After 5 years	97
Total	$1,043,177

At December 31, 2018 and 2017, respectively, Park had approximately $19.7 million and $24.9 million of deposits received from executive officers, directors and related entities of directors.

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 at December 31, 2018 and 2017 were $62.9 million and $38.5 million, respectively.